Reserves (Tables)	12 Months Ended
Jun. 30, 2024
Reserves [Abstract]
Schedule of Reserves
	30 June 2024 $	30 June 2023 $
Foreign currency translation reserve	(4,412,218)	(3,591,785)
NASDAQ listing reserve	43,998,710	-
Share-based payment reserve	790,690	-
	40,377,182	(3,591,785)

Schedule of Foreign Currency Translation Reserve

The foreign currency translation reserve is used to record exchange differences arising from the translation of financial statements of foreign subsidiaries.

	30 June 2024 $	30 June 2023 $
Balance at beginning of year	(3,591,785)	(4,950,566)
Foreign currency exchange differences arising on translation of foreign operations	(820,433)	1,358,781
Balance at end of year	(4,412,218)	(3,591,785)

Schedule of Share-Based Payment Reserve

The share-based payment reserve records items recognised as expenses on valuation of employee share options and options issued to directors and consultants.

	30 June 2024 $	30 June 2023 $
Balance at beginning of year	-	-
Issue of RSUs to Directors and management (note 24)	608,156	-
Issue of shares to Directors and management in lieu of fees (i)	182,534	-
Balance at end of year	790,690	-

Schedule of NASDAQ Listing Reserve

The NASDAQ listing reserve records items recognised in respect to the Company’s listing on the NASDAQ.

	30 June 2024 $	30 June 2023 $
Balance at beginning of year	-	-
NASDAQ listing costs (note 30)	43,998,710	-
Balance at end of year	43,998,710	-